Subsequent Events (Details Narrative)	Nov. 17, 2022 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Nov. 13, 2022 shares	Nov. 13, 2022 shares	Nov. 09, 2022 shares	Nov. 07, 2022 USD ($) shares	Nov. 02, 2022 $ / shares shares	Nov. 15, 2022 SGD ($)	Nov. 07, 2022 SGD ($)	Oct. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Aug. 16, 2022 USD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jul. 31, 2021 USD ($)
Subsequent Event [Line Items]
Redemption of ordinary shares | shares														400,000
Redemption value			$ 60,800,000
Cash											$ 265,852	$ 300,000		$ 193,546
Debt fee amount														$ 3,894
EUDA Health Limited [Member]
Subsequent Event [Line Items]
Cash												$ 300,000			$ 200,000
Maximum [Member]
Subsequent Event [Line Items]
Stock repurchased | shares					1,125,000
Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficially ownership percentage				9.90%	9.90%
Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption of ordinary shares | shares			6,033,455
Redemption price per share | $ / shares			$ 10.0837
Subsequent Event [Member] | Promissory Note One [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 2,113,125
Conversion price per share | $ / shares	$ 5.00
Subsequent Event [Member] | Promissory Note One [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 2,113,125
Conversion price per share | $ / shares	$ 5.00
Subsequent Event [Member] | Promissory Note Two [Member]
Subsequent Event [Line Items]
Maturity date	Feb. 15, 2023
Convertible promissory note	$ 170,000
Debt interest rate	15.00%
Subsequent Event [Member] | Promissory Note Two [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Maturity date	Feb. 15, 2023
Convertible promissory note	$ 170,000
Debt interest rate	15.00%
Subsequent Event [Member] | Promissory Note Three [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 82,600
Subsequent Event [Member] | Promissory Note Three [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 82,600
Subsequent Event [Member] | Promissory Note Four [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 87,500
Subsequent Event [Member] | Promissory Note Four [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 87,500
Subsequent Event [Member] | Promissory Note Five [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 119,000
Subsequent Event [Member] | Promissory Note Five [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 119,000
Subsequent Event [Member] | Promissory Note Six [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 700,000
Subsequent Event [Member] | Promissory Note Six [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Maturity date	Nov. 17, 2023
Convertible promissory note	$ 700,000
Subsequent Event [Member] | Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Stock repurchased | shares				1,125,000
Subsequent Event [Member] | Maximum [Member] | EUDA Health Limited [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficially ownership percentage				9.90%	9.90%
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares purchased | shares						1,400,000
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Number of shares purchased | shares						1,400,000
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficially ownership percentage						9.90%
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member] | EUDA Health Limited [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficially ownership percentage						9.90%
Mr. Meng Dong (James) Tan [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares											$ 10.00			$ 10.00
Investor [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Share based - compensation price per share purchased | $ / shares								$ 10.41
Investor [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares purchased | shares								125,000
Investor [Member] | Subsequent Event [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Number of shares purchased | shares		1,000,000					1,000,000
Debt Issuance Costs, Gross									$ 100,000	$ 100,000
Cash		$ 10,000,000.0					$ 10,000,000.0
Vendor [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Debt fee amount	$ 300,000
Maturity date	Nov. 17, 2023
Restricted stock issued | shares	60,000
Shares issued price | $ / shares	$ 5.00
Restricted stock cancelled | shares	60,000
Debt principal amount	$ 300,000
Vendor [Member] | Subsequent Event [Member] | Settlement Agreement [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Debt fee amount	$ 300,000
Maturity date	Nov. 17, 2023
Restricted stock issued | shares	60,000
Shares issued price | $ / shares	$ 5.00
Restricted stock cancelled | shares	60,000
Promissory Note with Related Party [Member] | Mr. Meng Dong (James) Tan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note													$ 200,000